Schedule of Investments (unaudited)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co.(a)	434,582	$ 82,783,525
General Dynamics Corp.	82,467	20,460,887
Hexcel Corp.(b)	64,548	3,798,650
Howmet Aerospace, Inc.	285,638	11,256,994
Huntington Ingalls Industries, Inc.	31,147	7,184,990
L3Harris Technologies, Inc.	73,725	15,350,282
Lockheed Martin Corp.	52,375	25,479,914
Mercury Systems, Inc.(a)	18,666	835,117
Northrop Grumman Corp.	31,389	17,126,152
Raytheon Technologies Corp.	1,139,903	115,039,011
Textron, Inc.	161,886	11,461,529
TransDigm Group, Inc.	21,211	13,355,506
Woodward, Inc.	46,143	4,457,875
		328,590,432
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.(b)	41,498	3,799,557
FedEx Corp.	186,181	32,246,549
GXO Logistics, Inc.(a)	90,964	3,883,253
United Parcel Service, Inc., Class B	565,990	98,391,702
		138,321,061
Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	97,262	4,176,430
American Airlines Group, Inc.(a)	508,160	6,463,795
Delta Air Lines, Inc.(a)	496,619	16,318,900
JetBlue Airways Corp.(a)	258,056	1,672,203
Southwest Airlines Co.	459,883	15,484,261
United Airlines Holdings, Inc.(a)	253,952	9,573,991
		53,689,580
Auto Components — 0.3%
Adient PLC(a)(b)	76,708	2,661,001
Aptiv PLC(a)	209,858	19,544,076
BorgWarner, Inc.	182,674	7,352,628
Dana, Inc.	104,946	1,587,833
Gentex Corp.	97,138	2,648,953
Goodyear Tire & Rubber Co.(a)	227,992	2,314,119
Lear Corp.	46,344	5,747,583
		41,856,193
Automobiles — 0.6%
Ford Motor Co.	3,070,090	35,705,147
General Motors Co.	1,103,941	37,136,575
Harley-Davidson, Inc.	37,723	1,569,277
Thor Industries, Inc.	41,147	3,106,187
		77,517,186
Banks — 8.1%
Associated Banc-Corp	121,545	2,806,474
Bank of America Corp.	5,411,838	179,240,075
Bank of Hawaii Corp.	15,027	1,165,494
Bank OZK	88,072	3,528,164
Cadence Bank	42,877	1,057,347
Cathay General Bancorp(b)	27,970	1,140,896
Citigroup, Inc.	1,503,047	67,982,816
Citizens Financial Group, Inc.	381,439	15,017,253
Comerica, Inc.	102,384	6,844,370
Commerce Bancshares, Inc.	27,994	1,905,552
Cullen/Frost Bankers, Inc.	16,249	2,172,491
East West Bancorp, Inc.	54,958	3,621,732
Fifth Third Bancorp	531,647	17,443,338
First Financial Bankshares, Inc.	46,783	1,609,335
First Horizon Corp.	139,912	3,427,844
Security	Shares	Value
Banks (continued)
First Republic Bank	141,680	$ 17,269,375
FNB Corp.	289,279	3,775,091
Fulton Financial Corp.	65,496	1,102,298
Glacier Bancorp, Inc.	39,078	1,931,235
Hancock Whitney Corp.	38,752	1,875,209
Home BancShares, Inc.	151,096	3,443,478
Huntington Bancshares, Inc.	1,117,461	15,756,200
International Bancshares Corp.	15,773	721,773
JPMorgan Chase & Co.	2,274,377	304,993,956
KeyCorp	722,975	12,594,225
M&T Bank Corp.	133,700	19,394,522
Old National Bancorp	238,754	4,292,797
PacWest Bancorp	90,334	2,073,165
Pinnacle Financial Partners, Inc.	60,412	4,434,241
PNC Financial Services Group, Inc.	312,381	49,337,455
Prosperity Bancshares, Inc.	71,857	5,222,567
Regions Financial Corp.	723,764	15,604,352
Signature Bank	49,364	5,687,720
SVB Financial Group(a)	45,926	10,569,410
Synovus Financial Corp.	115,059	4,320,466
Texas Capital Bancshares, Inc.(a)	40,469	2,440,685
Truist Financial Corp.	1,030,681	44,350,203
U.S. Bancorp	1,050,247	45,801,272
UMB Financial Corp.	34,968	2,920,527
Umpqua Holdings Corp.	173,637	3,099,420
United Bankshares, Inc.	53,069	2,148,764
Valley National Bancorp	344,599	3,897,415
Washington Federal, Inc.	23,565	790,606
Webster Financial Corp.	136,270	6,451,022
Wells Fargo & Co.	2,954,615	121,996,053
Wintrust Financial Corp.	48,158	4,070,314
Zions Bancorp N.A.	117,451	5,773,891
		1,037,102,888
Beverages — 0.8%
Boston Beer Co., Inc., Class A, NVS(a)	2,257	743,727
Brown-Forman Corp., Class B, NVS	63,076	4,142,832
Coca-Cola Co.	1,057,093	67,241,686
Coca-Cola Consolidated, Inc.	3,530	1,808,631
Constellation Brands, Inc., Class A	55,312	12,818,556
Keurig Dr Pepper, Inc.	329,279	11,742,089
Molson Coors Beverage Co., Class B	146,632	7,554,480
		106,052,001
Biotechnology — 0.1%
Arrowhead Pharmaceuticals, Inc.(a)	42,219	1,712,402
Biogen, Inc.(a)	59,102	16,366,526
		18,078,928
Building Products — 0.9%
A O Smith Corp.	99,545	5,697,956
Allegion PLC	68,578	7,218,520
Carrier Global Corp.	647,716	26,718,285
Fortune Brands Innovations, Inc.	100,544	5,742,068
Johnson Controls International PLC	535,403	34,265,792
Lennox International, Inc.	9,414	2,252,111
Masco Corp.	50,156	2,340,780
Owens Corning	32,959	2,811,403
Trane Technologies PLC	178,375	29,983,054
Trex Co., Inc.(a)	39,551	1,674,194
		118,704,163
Capital Markets — 5.0%
Affiliated Managers Group, Inc.(b)	9,833	1,557,842
Bank of New York Mellon Corp.	569,717	25,933,518

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.(c)	116,329	$ 82,434,219
Cboe Global Markets, Inc.	26,532	3,328,970
Charles Schwab Corp.	485,954	40,460,530
CME Group, Inc., Class A	278,619	46,852,571
Evercore, Inc., Class A	13,707	1,495,160
FactSet Research Systems, Inc.	11,967	4,801,280
Federated Hermes, Inc., Class B	20,113	730,303
Franklin Resources, Inc.	222,720	5,875,354
Goldman Sachs Group, Inc.	262,664	90,193,564
Interactive Brokers Group, Inc., Class A	36,524	2,642,511
Intercontinental Exchange, Inc.	433,872	44,510,928
Invesco Ltd.	355,572	6,396,740
Janus Henderson Group PLC	106,890	2,514,053
MarketAxess Holdings, Inc.	15,164	4,229,088
Moody’s Corp.	64,682	18,021,699
Morgan Stanley	1,022,537	86,936,096
MSCI, Inc., Class A	26,618	12,381,895
Nasdaq, Inc.	95,642	5,867,637
Northern Trust Corp.	161,436	14,285,472
S&P Global, Inc.	258,293	86,512,657
State Street Corp.	285,823	22,171,290
Stifel Financial Corp.	83,694	4,885,219
T Rowe Price Group, Inc.	174,225	19,000,978
		634,019,574
Chemicals — 2.1%
Ashland, Inc.	12,583	1,353,050
Avient Corp.	65,545	2,212,799
Celanese Corp., Class A	77,715	7,945,582
Chemours Co.	49,770	1,523,957
Corteva, Inc.	171,959	10,107,750
Dow, Inc.	545,098	27,467,488
DuPont de Nemours, Inc.	384,771	26,406,834
Eastman Chemical Co.	93,535	7,617,490
Ecolab, Inc.	191,934	27,937,913
International Flavors & Fragrances, Inc.	198,710	20,832,756
Linde PLC	149,331	48,708,786
LyondellBasell Industries NV, Class A	196,714	16,333,164
NewMarket Corp.	2,416	751,642
PPG Industries, Inc.	182,031	22,888,578
Scotts Miracle-Gro Co.	31,032	1,507,845
Sensient Technologies Corp.	32,238	2,350,795
Sherwin-Williams Co.	183,180	43,474,109
Valvoline, Inc.	73,286	2,392,788
		271,813,326
Commercial Services & Supplies — 0.4%
Brink’s Co.	18,868	1,013,400
Cintas Corp.	27,437	12,391,098
IAA, Inc.(a)	36,916	1,476,640
MSA Safety, Inc.	12,734	1,836,115
Republic Services, Inc.	71,842	9,266,900
Stericycle, Inc.(a)	74,248	3,704,233
Tetra Tech, Inc.	17,476	2,537,340
Waste Management, Inc.	119,412	18,733,355
		50,959,081
Communications Equipment — 1.5%
Ciena Corp.(a)(b)	116,187	5,923,213
Cisco Systems, Inc.	3,183,716	151,672,230
F5, Inc.(a)	46,781	6,713,541
Juniper Networks, Inc.	252,835	8,080,607
Lumentum Holdings, Inc.(a)	52,275	2,727,187
Security	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	58,275	$ 15,018,050
Viasat, Inc.(a)(b)	63,710	2,016,422
		192,151,250
Construction & Engineering — 0.1%
AECOM	49,273	4,184,756
Dycom Industries, Inc.(a)(b)	7,228	676,541
Fluor Corp.(a)	108,946	3,776,068
MasTec, Inc.(a)	45,190	3,856,063
MDU Resources Group, Inc.	155,922	4,730,673
		17,224,101
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	48,083	16,250,611
Vulcan Materials Co.	42,508	7,443,576
		23,694,187
Consumer Finance — 0.7%
American Express Co.	237,004	35,017,341
Capital One Financial Corp.	295,650	27,483,624
Discover Financial Services	89,297	8,735,926
Navient Corp.	81,092	1,333,963
Synchrony Financial	349,281	11,477,374
		84,048,228
Containers & Packaging — 0.6%
Amcor PLC	1,154,537	13,750,536
AptarGroup, Inc.	26,517	2,916,340
Avery Dennison Corp.	62,777	11,362,637
Ball Corp.	243,165	12,435,458
Greif, Inc., Class A, NVS	22,691	1,521,658
International Paper Co.	276,245	9,566,364
Packaging Corp. of America	71,928	9,200,311
Sealed Air Corp.	113,418	5,657,290
Sonoco Products Co.	36,632	2,223,929
Westrock Co.	198,589	6,982,389
		75,616,912
Distributors — 0.1%
Genuine Parts Co.	30,977	5,374,819
LKQ Corp.	197,006	10,522,091
Pool Corp.	11,077	3,348,909
		19,245,819
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,951	1,783,024
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(a)	1,397,031	431,542,876
Voya Financial, Inc.	65,688	4,039,155
		435,582,031
Diversified Telecommunication Services — 1.9%
AT&T Inc.	5,527,093	101,753,782
Frontier Communications Parent, Inc.(a)	170,946	4,355,704
Lumen Technologies, Inc.	729,847	3,809,801
Verizon Communications, Inc.	3,256,482	128,305,391
		238,224,678
Electric Utilities — 4.0%
ALLETE, Inc.	43,826	2,827,215
Alliant Energy Corp.	194,789	10,754,301
American Electric Power Co., Inc.	399,340	37,917,333
Constellation Energy Corp.	254,710	21,958,549
Duke Energy Corp.	597,691	61,556,196
Edison International	295,785	18,817,842
Entergy Corp.	157,618	17,732,025

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	178,039	$ 11,203,994
Eversource Energy	269,791	22,619,278
Exelon Corp.	772,685	33,403,173
FirstEnergy Corp.	420,695	17,643,948
Hawaiian Electric Industries, Inc.	88,170	3,689,915
IDACORP, Inc.	18,220	1,965,027
NextEra Energy, Inc.	1,540,829	128,813,304
NRG Energy, Inc.	93,632	2,979,370
Pinnacle West Capital Corp.	88,361	6,718,970
PNM Resources, Inc.	25,014	1,220,433
Portland General Electric Co.	68,457	3,354,393
PPL Corp.	570,318	16,664,692
Southern Co.	845,034	60,343,878
Xcel Energy, Inc.	423,861	29,716,895
		511,900,731
Electrical Equipment — 1.2%
Acuity Brands, Inc.	12,312	2,038,990
AMETEK, Inc.	88,976	12,431,727
Eaton Corp. PLC	308,028	48,344,995
Emerson Electric Co.	459,307	44,121,030
EnerSys	31,322	2,312,817
Generac Holdings, Inc.(a)(b)	48,562	4,888,251
Regal Rexnord Corp.	51,812	6,216,404
Rockwell Automation, Inc.	88,960	22,913,427
SunPower Corp.(a)	28,797	519,210
Sunrun, Inc.(a)(b)	163,397	3,924,796
Vicor Corp.(a)	9,755	524,331
		148,235,978
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	48,352	5,056,169
Avnet, Inc.	70,157	2,917,128
CDW Corp.	39,118	6,985,692
Cognex Corp.	63,665	2,999,258
Coherent Corp.(a)(b)	106,328	3,732,113
Corning, Inc.	589,601	18,831,856
IPG Photonics Corp.(a)	24,661	2,334,657
Jabil, Inc.	105,069	7,165,706
Keysight Technologies, Inc.(a)	63,795	10,913,411
Littelfuse, Inc.	7,988	1,758,958
National Instruments Corp.	42,065	1,552,198
TD SYNNEX Corp.	32,241	3,053,545
TE Connectivity Ltd.	246,361	28,282,243
Teledyne Technologies, Inc.(a)	36,303	14,517,933
Trimble, Inc.(a)	191,634	9,689,015
Vishay Intertechnology, Inc.	107,656	2,322,140
Vontier Corp.	129,383	2,500,973
Zebra Technologies Corp., Class A(a)	40,094	10,280,502
		134,893,497
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	780,010	23,033,695
Halliburton Co.	706,661	27,807,111
Schlumberger Ltd.	518,615	27,725,158
		78,565,964
Entertainment — 2.2%
Activision Blizzard, Inc.	226,178	17,313,926
Electronic Arts, Inc.	65,392	7,989,595
Live Nation Entertainment, Inc.(a)	111,346	7,765,270
Netflix, Inc.(a)	345,109	101,765,742
Take-Two Interactive Software, Inc.(a)	122,210	12,725,727
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.(a)	1,413,578	$ 122,811,657
Warner Bros Discovery, Inc., Class A(a)(b)	1,711,605	16,226,015
		286,597,932
Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities, Inc.	115,657	16,847,755
American Tower Corp.	170,096	36,036,539
Apartment Income REIT Corp.	114,971	3,944,655
AvalonBay Communities, Inc.	108,360	17,502,307
Boston Properties, Inc.	111,256	7,518,680
Brixmor Property Group, Inc.	117,266	2,658,420
Camden Property Trust	82,816	9,265,454
Corporate Office Properties Trust	41,360	1,072,878
Cousins Properties, Inc.	116,113	2,936,498
Crown Castle, Inc.	336,355	45,623,192
CubeSmart	79,216	3,188,444
Digital Realty Trust, Inc.	222,710	22,331,132
Douglas Emmett, Inc.	134,781	2,113,366
EastGroup Properties, Inc.	15,029	2,225,194
EPR Properties	60,581	2,285,115
Equinix, Inc.(b)	71,875	47,080,281
Equity Residential	263,447	15,543,373
Essex Property Trust, Inc.	50,254	10,649,828
Extra Space Storage, Inc.	52,174	7,678,969
Federal Realty Investment Trust	57,270	5,786,561
First Industrial Realty Trust, Inc.	49,658	2,396,495
Healthcare Realty Trust, Inc.	298,644	5,754,870
Healthpeak Properties, Inc.	417,179	10,458,677
Highwoods Properties, Inc.	85,081	2,380,566
Host Hotels & Resorts, Inc.	555,701	8,919,001
Independence Realty Trust, Inc.	171,619	2,893,496
Invitation Homes, Inc.	449,873	13,334,236
Iron Mountain, Inc.	82,487	4,111,977
JBG SMITH Properties	82,113	1,558,505
Kilroy Realty Corp.	84,836	3,280,608
Kimco Realty Corp.	480,167	10,169,937
Kite Realty Group Trust	167,983	3,536,042
Lamar Advertising Co., Class A	29,435	2,778,664
Life Storage, Inc.	25,417	2,503,574
Macerich Co.	172,660	1,944,152
Medical Properties Trust, Inc.	458,546	5,108,202
Mid-America Apartment Communities, Inc.	89,446	14,042,128
National Retail Properties, Inc.	64,421	2,947,905
National Storage Affiliates Trust	34,321	1,239,674
Omega Healthcare Investors, Inc.	91,566	2,559,270
Park Hotels & Resorts, Inc.	178,596	2,105,647
Pebblebrook Hotel Trust	106,880	1,431,123
Physicians Realty Trust	186,448	2,697,903
PotlatchDeltic Corp.	26,618	1,170,926
Prologis, Inc.	716,085	80,724,262
Public Storage	46,531	13,037,521
Rayonier, Inc.	50,525	1,665,304
Realty Income Corp.	485,749	30,811,059
Regency Centers Corp.	120,102	7,506,375
Rexford Industrial Realty, Inc.	60,512	3,306,376
Sabra Health Care REIT, Inc.	177,111	2,201,490
SBA Communications Corp.	36,870	10,335,030
Simon Property Group, Inc.	253,231	29,749,578
SL Green Realty Corp.	51,952	1,751,821
Spirit Realty Capital, Inc.	107,106	4,276,743
STORE Capital Corp.	105,940	3,396,436
UDR, Inc.	237,873	9,212,821
Ventas, Inc.	309,612	13,948,021

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.	321,337	$ 10,411,319
Vornado Realty Trust	123,516	2,570,368
Welltower, Inc.	365,981	23,990,055
Weyerhaeuser Co.	246,664	7,646,584
		628,153,382
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	44,521	2,945,509
Costco Wholesale Corp.	116,825	53,330,612
Grocery Outlet Holding Corp.(a)(b)	74,655	2,179,179
Kroger Co.	504,510	22,491,056
Performance Food Group Co.(a)	65,646	3,833,070
Sprouts Farmers Market, Inc.(a)(b)	37,323	1,208,146
Sysco Corp.	392,523	30,008,383
Walgreens Boots Alliance, Inc.	555,969	20,771,002
Walmart, Inc.	1,094,392	155,173,842
		291,940,799
Food Products — 1.3%
Archer-Daniels-Midland Co.	216,993	20,147,800
Campbell Soup Co.	63,121	3,582,117
Conagra Brands, Inc.	371,217	14,366,098
Flowers Foods, Inc.	54,507	1,566,531
General Mills, Inc.	147,117	12,335,761
Hormel Foods Corp.	62,145	2,830,705
Ingredion, Inc.	50,271	4,923,039
J M Smucker Co.	82,541	13,079,447
Kellogg Co.	90,084	6,417,584
Kraft Heinz Co.	616,682	25,105,124
McCormick & Co., Inc., NVS	95,655	7,928,843
Mondelez International, Inc., Class A	486,568	32,429,757
Pilgrim’s Pride Corp.(a)	38,145	905,181
Post Holdings, Inc.(a)	41,717	3,765,376
Tyson Foods, Inc., Class A	224,317	13,963,733
		163,347,096
Gas Utilities — 0.1%
Atmos Energy Corp.	41,852	4,690,354
National Fuel Gas Co.	21,051	1,332,528
New Jersey Resources Corp.	25,819	1,281,139
Southwest Gas Holdings, Inc.	47,309	2,927,481
Spire, Inc.	20,542	1,414,522
UGI Corp.	163,970	6,078,368
		17,724,392
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	649,406	71,298,285
Align Technology, Inc.(a)	56,345	11,883,160
Baxter International, Inc.	390,465	19,902,001
Becton Dickinson and Co.	221,391	56,299,731
Boston Scientific Corp.(a)	521,409	24,125,594
Cooper Cos., Inc.	38,240	12,644,821
DENTSPLY SIRONA, Inc.	168,934	5,378,859
Edwards Lifesciences Corp.(a)	480,573	35,855,552
Enovis Corp.(a)	36,533	1,955,246
Envista Holdings Corp.(a)	125,039	4,210,063
ICU Medical, Inc.(a)(b)	15,435	2,430,704
IDEXX Laboratories, Inc.(a)	32,713	13,345,595
Integra LifeSciences Holdings Corp.(a)	55,698	3,122,987
Intuitive Surgical, Inc.(a)	140,080	37,170,228
LivaNova PLC(a)	41,026	2,278,584
Masimo Corp.(a)	13,729	2,031,206
Medtronic PLC	1,031,123	80,138,880
Neogen Corp.(a)(b)	165,716	2,523,855
Omnicell, Inc.(a)	34,217	1,725,221
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(a)	10,776	$ 2,397,229
QuidelOrtho Corp.(a)	18,455	1,581,040
ResMed, Inc.	52,252	10,875,209
STAAR Surgical Co.(a)	11,817	573,597
STERIS PLC	77,305	14,277,460
Stryker Corp.	261,384	63,905,774
Tandem Diabetes Care, Inc.(a)	19,702	885,605
Teleflex, Inc.	36,476	9,105,504
Zimmer Biomet Holdings, Inc.	162,537	20,723,467
		512,645,457
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	29,295	2,411,564
Amedisys, Inc.(a)	26,512	2,214,812
AmerisourceBergen Corp.	125,446	20,787,657
Cardinal Health, Inc.	203,034	15,607,224
Centene Corp.(a)(b)	440,154	36,097,030
Chemed Corp.	3,648	1,862,049
Cigna Corp.	120,760	40,012,618
CVS Health Corp.	1,019,046	94,964,897
DaVita, Inc.(a)(b)	42,158	3,147,938
Encompass Health Corp.	41,301	2,470,213
HCA Healthcare, Inc.	75,553	18,129,698
Henry Schein, Inc.(a)	105,498	8,426,125
Humana, Inc.	35,310	18,085,429
Laboratory Corp. of America Holdings	68,627	16,160,286
McKesson Corp.	59,624	22,366,155
Patterson Cos., Inc.	69,875	1,958,596
Progyny, Inc.(a)(b)	36,342	1,132,053
Quest Diagnostics, Inc.	29,682	4,643,452
R1 RCM, Inc.(a)	105,388	1,153,999
Tenet Healthcare Corp.(a)	82,910	4,045,179
Universal Health Services, Inc., Class B	50,132	7,063,097
		322,740,071
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.(a)	30,097	60,653,882
Boyd Gaming Corp.	24,943	1,360,142
Caesars Entertainment, Inc.(a)(b)	167,179	6,954,646
Carnival Corp.(a)(b)	782,782	6,309,223
Choice Hotels International, Inc.	8,696	979,518
Cracker Barrel Old Country Store, Inc.	18,565	1,758,848
Darden Restaurants, Inc.	94,789	13,112,162
Domino’s Pizza, Inc.	15,008	5,198,771
Expedia Group, Inc.(a)	116,875	10,238,250
Hilton Worldwide Holdings, Inc.	108,928	13,764,142
Las Vegas Sands Corp.(a)	254,606	12,238,910
Light & Wonder, Inc., Class A(a)	38,799	2,273,621
Marriott International, Inc., Class A	102,109	15,203,009
Marriott Vacations Worldwide Corp.	29,378	3,953,985
McDonald’s Corp.	216,050	56,935,657
MGM Resorts International	247,955	8,313,931
Norwegian Cruise Line Holdings Ltd.(a)(b)	323,106	3,954,818
Papa John’s International, Inc.	13,569	1,116,864
Penn Entertainment, Inc.(a)(b)	118,947	3,532,726
Royal Caribbean Cruises Ltd.(a)	170,638	8,434,636
Starbucks Corp.	436,933	43,343,754
Travel + Leisure Co.	62,315	2,268,266
Wyndham Hotels & Resorts, Inc.	32,509	2,318,217
Wynn Resorts Ltd.(a)(b)	80,527	6,641,062
Yum! Brands, Inc.	78,732	10,083,995
		300,943,035

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.7%
DR Horton, Inc.	121,616	$ 10,840,850
Garmin Ltd.	118,965	10,979,280
Helen of Troy Ltd.(a)	18,392	2,039,857
KB Home	69,343	2,208,574
Leggett & Platt, Inc.	101,653	3,276,276
Lennar Corp., Class A	197,340	17,859,270
Mohawk Industries, Inc.(a)	40,427	4,132,448
Newell Brands, Inc.	288,608	3,774,993
NVR, Inc.(a)(b)	2,345	10,816,500
PulteGroup, Inc.	177,405	8,077,250
Taylor Morrison Home Corp., Class A(a)(b)	83,080	2,521,478
Toll Brothers, Inc.	80,802	4,033,636
TopBuild Corp.(a)	11,515	1,801,982
Whirlpool Corp.	42,676	6,036,947
		88,399,341
Household Products — 1.5%
Church & Dwight Co., Inc.	188,882	15,225,778
Clorox Co.	52,912	7,425,141
Colgate-Palmolive Co.	291,098	22,935,611
Energizer Holdings, Inc.	56,353	1,890,643
Kimberly-Clark Corp.	135,939	18,453,719
Procter & Gamble Co.	826,851	125,317,538
		191,248,430
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	214,429	6,166,978
Ormat Technologies, Inc.	15,320	1,324,874
		7,491,852
Industrial Conglomerates — 1.8%
3M Co.	429,161	51,464,987
General Electric Co.	847,873	71,043,279
Honeywell International, Inc.	521,336	111,722,305
		234,230,571
Insurance — 3.0%
Aflac, Inc.	440,035	31,656,118
Allstate Corp.	206,353	27,981,467
American Financial Group, Inc.	29,102	3,995,123
American International Group, Inc.	577,474	36,519,456
Aon PLC, Class A	54,473	16,349,526
Arthur J. Gallagher & Co.	58,868	11,098,973
Assurant, Inc.	34,810	4,353,339
Brighthouse Financial, Inc.(a)	55,534	2,847,228
Brown & Brown, Inc.	76,166	4,339,177
Chubb Ltd.	138,810	30,621,486
Cincinnati Financial Corp.	121,765	12,467,518
CNO Financial Group, Inc.	91,985	2,101,857
Everest Re Group Ltd.	13,008	4,309,160
First American Financial Corp.	79,088	4,139,466
Globe Life, Inc.	21,894	2,639,322
Hanover Insurance Group, Inc.	11,176	1,510,213
Hartford Financial Services Group, Inc.	246,374	18,682,540
Kemper Corp.	52,511	2,583,541
Lincoln National Corp.	122,404	3,760,251
Loews Corp.	153,356	8,945,255
Marsh & McLennan Cos., Inc.	138,300	22,885,884
MetLife, Inc.	512,230	37,070,085
Old Republic International Corp.	222,338	5,369,463
Primerica, Inc.	8,753	1,241,350
Principal Financial Group, Inc.	67,260	5,644,459
Prudential Financial, Inc.	285,036	28,349,681
Reinsurance Group of America, Inc.	52,154	7,410,562
RenaissanceRe Holdings Ltd.	14,741	2,715,734
Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	83,495	$ 15,654,478
Unum Group	146,637	6,016,516
Willis Towers Watson PLC	83,830	20,503,141
		383,762,369
Interactive Media & Services — 1.7%
Match Group, Inc.(a)	217,168	9,010,300
Meta Platforms, Inc., Class A(a)	1,743,599	209,824,704
TripAdvisor, Inc.(a)	80,338	1,444,477
Ziff Davis, Inc.(a)	36,186	2,862,313
		223,141,794
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(a)	3,716,224	312,162,816
eBay, Inc.	420,306	17,430,090
Etsy, Inc.(a)	40,470	4,847,496
		334,440,402
IT Services — 3.0%
Accenture PLC, Class A	249,372	66,542,424
Akamai Technologies, Inc.(a)(b)	122,057	10,289,405
Broadridge Financial Solutions, Inc.	47,852	6,418,389
Cognizant Technology Solutions Corp., Class A	398,053	22,764,651
DXC Technology Co.(a)	176,420	4,675,130
EPAM Systems, Inc.(a)(b)	14,116	4,626,378
Euronet Worldwide, Inc.(a)(b)	18,421	1,738,574
Fidelity National Information Services, Inc.	459,597	31,183,656
Fiserv, Inc.(a)	152,473	15,410,446
FleetCor Technologies, Inc.(a)	26,565	4,879,459
Genpact Ltd.	55,574	2,574,188
Global Payments, Inc.	209,437	20,801,283
International Business Machines Corp.	701,180	98,789,250
Kyndryl Holdings, Inc.(a)	168,333	1,871,863
Maximus, Inc.	46,436	3,405,152
Paychex, Inc.	106,856	12,348,279
PayPal Holdings, Inc.(a)	884,830	63,017,593
VeriSign, Inc.(a)	36,694	7,538,415
Western Union Co.	296,115	4,077,504
		382,952,039
Leisure Products — 0.1%
Brunswick Corp.	22,782	1,642,127
Hasbro, Inc.	101,844	6,213,502
Mattel, Inc.(a)	271,744	4,847,913
Polaris, Inc.(b)	20,071	2,027,171
Topgolf Callaway Brands Corp.(a)(b)	113,844	2,248,419
YETI Holdings, Inc.(a)	29,751	1,229,014
		18,208,146
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	91,708	13,724,102
Azenta, Inc.	57,528	3,349,280
Bio-Rad Laboratories, Inc., Class A(a)	16,835	7,078,949
Bio-Techne Corp.	64,121	5,314,348
Bruker Corp.(b)	31,456	2,150,018
Charles River Laboratories International, Inc.(a)	39,603	8,629,494
Illumina, Inc.(a)	121,842	24,636,452
IQVIA Holdings, Inc.(a)	74,814	15,328,640
Mettler-Toledo International, Inc.(a)(b)	6,086	8,797,009
PerkinElmer, Inc.	97,767	13,708,889
Sotera Health Co.(a)	75,715	630,706
Syneos Health, Inc.(a)	78,913	2,894,529
West Pharmaceutical Services, Inc.	57,348	13,496,852
		119,739,268

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 2.4%
AGCO Corp.	22,776	$ 3,158,803
Caterpillar, Inc.	161,773	38,754,340
Chart Industries, Inc.(a)	15,122	1,742,508
Crane Holdings Co.	18,294	1,837,632
Cummins, Inc.	53,531	12,970,026
Donaldson Co., Inc.	33,790	1,989,217
Dover Corp.	108,711	14,720,557
Esab Corp.(b)	39,619	1,858,924
Flowserve Corp.	105,034	3,222,443
Fortive Corp.	274,046	17,607,456
Graco, Inc.	45,250	3,043,515
IDEX Corp.	25,422	5,804,605
Illinois Tool Works, Inc.	106,083	23,370,085
Ingersoll Rand, Inc.	313,642	16,387,795
ITT, Inc.	34,223	2,775,485
Kennametal, Inc.	68,138	1,639,400
Middleby Corp.(a)	21,488	2,877,243
Nordson Corp.	41,776	9,930,991
Oshkosh Corp.	50,149	4,422,640
Otis Worldwide Corp.	322,655	25,267,113
PACCAR, Inc.	269,350	26,657,570
Parker-Hannifin Corp.	99,440	28,937,040
Pentair PLC	129,047	5,804,534
Snap-on, Inc.	17,533	4,006,115
Stanley Black & Decker, Inc.	115,091	8,645,636
Terex Corp.	51,745	2,210,546
Timken Co.	25,880	1,828,940
Watts Water Technologies, Inc., Class A	10,052	1,469,904
Westinghouse Air Brake Technologies Corp.	140,870	14,060,235
Xylem, Inc.	139,599	15,435,461
		302,436,759
Marine — 0.0%
Kirby Corp.(a)	48,365	3,112,288
Media — 1.6%
Cable One, Inc.	3,696	2,631,034
Charter Communications, Inc., Class A(a)(b)	83,198	28,212,442
Comcast Corp., Class A	3,345,005	116,974,825
DISH Network Corp., Class A(a)	202,500	2,843,100
Fox Corp., Class A, NVS	236,024	7,168,049
Fox Corp., Class B	114,146	3,247,454
Interpublic Group of Cos., Inc.	301,779	10,052,258
John Wiley & Sons, Inc., Class A	32,921	1,318,815
New York Times Co., Class A	63,102	2,048,291
News Corp., Class A, NVS	293,178	5,335,840
News Corp., Class B	98,832	1,822,462
Omnicom Group, Inc.	158,000	12,888,060
Paramount Global, Class B, NVS	394,526	6,659,599
TEGNA, Inc.	171,065	3,624,867
		204,827,096
Metals & Mining — 0.4%
Alcoa Corp.	138,620	6,303,051
Cleveland-Cliffs, Inc.(a)(b)	403,464	6,499,805
Commercial Metals Co.	39,592	1,912,294
Newmont Corp.	614,783	29,017,758
United States Steel Corp.	179,648	4,500,182
Worthington Industries, Inc.	11,847	588,914
		48,822,004
Multiline Retail — 0.5%
Kohl’s Corp.	89,448	2,258,562
Macy’s, Inc.	207,773	4,290,513
Nordstrom, Inc.	90,623	1,462,655
Security	Shares	Value
Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	22,751	$ 1,065,657
Target Corp.	356,509	53,134,101
		62,211,488
Multi-Utilities — 1.5%
Ameren Corp.	200,228	17,804,274
Black Hills Corp.	23,968	1,685,909
CenterPoint Energy, Inc.	487,604	14,623,244
CMS Energy Corp.	224,812	14,237,344
Consolidated Edison, Inc.	274,855	26,196,430
Dominion Energy, Inc.	647,507	39,705,129
DTE Energy Co.	150,047	17,635,024
NiSource, Inc.	316,040	8,665,817
NorthWestern Corp.	44,758	2,655,940
Public Service Enterprise Group, Inc.	386,464	23,678,649
Sempra Energy	97,391	15,050,805
WEC Energy Group, Inc.	117,409	11,008,268
		192,946,833
Oil, Gas & Consumable Fuels — 1.0%
Equitrans Midstream Corp.	197,965	1,326,366
HF Sinclair Corp.	60,243	3,126,009
Kinder Morgan, Inc.	1,539,178	27,828,338
Marathon Petroleum Corp.	189,859	22,097,689
PetroCorp Escrow(a)(d)	190	—
Phillips 66	367,299	38,228,480
Valero Energy Corp.	260,169	33,005,039
		125,611,921
Personal Products — 0.4%
BellRing Brands, Inc.(a)	61,278	1,571,168
Coty, Inc., Class A(a)	289,720	2,480,003
Estee Lauder Cos., Inc., Class A	179,666	44,576,931
		48,628,102
Pharmaceuticals — 1.7%
Catalent, Inc.(a)	140,841	6,339,253
Johnson & Johnson	770,355	136,083,211
Organon & Co.	199,630	5,575,666
Perrigo Co. PLC	103,259	3,520,099
Viatris, Inc.	941,357	10,477,303
Zoetis, Inc., Class A	360,999	52,904,404
		214,899,936
Professional Services — 0.4%
ASGN, Inc.(a)	38,280	3,119,054
CACI International, Inc., Class A(a)	6,495	1,952,332
Equifax, Inc.	48,525	9,431,319
Jacobs Solutions, Inc.	98,895	11,874,323
Leidos Holdings, Inc.	36,678	3,858,159
ManpowerGroup, Inc.	38,778	3,226,717
Robert Half International, Inc.	84,906	6,268,610
Science Applications International Corp.	13,956	1,548,139
Verisk Analytics, Inc.	65,474	11,550,923
		52,829,576
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	244,726	18,834,113
Jones Lang LaSalle, Inc.(a)	37,190	5,926,970
		24,761,083
Road & Rail — 1.1%
CSX Corp.	846,769	26,232,904
Knight-Swift Transportation Holdings, Inc.	61,608	3,228,875
Norfolk Southern Corp.	179,843	44,316,912
RXO, Inc.(a)	94,869	1,631,747

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Ryder System, Inc.	38,546	$ 3,221,289
Saia, Inc.(a)	8,708	1,825,893
Union Pacific Corp.	238,098	49,302,953
Werner Enterprises, Inc.	48,805	1,964,889
XPO, Inc.(a)	88,288	2,939,108
		134,664,570
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(a)	576,385	37,332,456
Allegro MicroSystems, Inc.(a)(b)	30,407	912,818
Analog Devices, Inc.	211,909	34,759,433
Broadcom, Inc.	125,714	70,290,469
Intel Corp.	3,201,276	84,609,725
Microchip Technology, Inc.	217,257	15,262,304
Micron Technology, Inc.	844,520	42,209,110
MKS Instruments, Inc.(b)	43,852	3,715,580
NXP Semiconductors NV	82,302	13,006,185
Qorvo, Inc.(a)	79,073	7,167,177
Silicon Laboratories, Inc.(a)	11,982	1,625,598
SiTime Corp.(a)	5,690	578,218
Skyworks Solutions, Inc.	124,372	11,334,020
Synaptics, Inc.(a)	30,553	2,907,423
Teradyne, Inc.	62,322	5,443,827
Texas Instruments, Inc.	260,845	43,096,811
Universal Display Corp.	12,312	1,330,188
Wolfspeed, Inc.(a)(b)	52,364	3,615,211
		379,196,553
Software — 7.3%
ACI Worldwide, Inc.(a)	86,174	1,982,002
Adobe, Inc.(a)(b)	191,219	64,350,930
ANSYS, Inc.(a)	67,478	16,302,010
Aspen Technology, Inc.(a)	22,263	4,572,820
Autodesk, Inc.(a)	75,245	14,061,033
Blackbaud, Inc.(a)	18,463	1,086,732
Ceridian HCM Holding, Inc.(a)	119,751	7,682,027
CommVault Systems, Inc.(a)	12,937	812,961
Envestnet, Inc.(a)(b)	5,993	369,768
Gen Digital, Inc.(b)	208,931	4,477,391
Intuit, Inc.	102,921	40,058,912
Manhattan Associates, Inc.(a)	20,114	2,441,840
Microsoft Corp.	2,427,641	582,196,865
NCR Corp.(a)	111,772	2,616,582
Oracle Corp.	489,580	40,018,269
Roper Technologies, Inc.	82,440	35,621,500
Salesforce, Inc.(a)	775,509	102,824,738
Teradata Corp.(a)	42,166	1,419,308
Tyler Technologies, Inc.(a)	17,327	5,586,398
		928,482,086
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	47,001	6,910,557
AutoNation, Inc.(a)	14,166	1,520,012
Bath & Body Works, Inc.	178,226	7,510,444
Best Buy Co., Inc.	155,220	12,450,196
CarMax, Inc.(a)(b)	123,206	7,502,013
Dick’s Sporting Goods, Inc.	21,322	2,564,823
Five Below, Inc.(a)	13,209	2,336,276
Foot Locker, Inc.	65,974	2,493,158
GameStop Corp., Class A(a)(b)	193,830	3,578,102
Gap, Inc.	173,644	1,958,704
Home Depot, Inc.	373,076	117,839,785
Lithia Motors, Inc., Class A(b)	20,971	4,293,603
Lowe’s Cos., Inc.	149,031	29,692,937
Security	Shares	Value
Specialty Retail (continued)
RH(a)(b)	14,733	$ 3,936,510
Ross Stores, Inc.	268,809	31,200,661
TJX Cos., Inc.	323,759	25,771,216
Victoria’s Secret & Co.(a)	62,289	2,228,700
Williams-Sonoma, Inc.	26,585	3,055,148
		266,842,845
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	996,619	15,906,039
HP, Inc.	685,660	18,423,684
NetApp, Inc.	168,770	10,136,326
Seagate Technology Holdings PLC	149,636	7,872,350
Super Micro Computer, Inc.(a)	7,121	584,634
Western Digital Corp.(a)	247,498	7,808,562
Xerox Holdings Corp.	90,833	1,326,162
		62,057,757
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	101,011	5,789,951
Carter’s, Inc.	31,796	2,372,300
Columbia Sportswear Co.	27,169	2,379,461
Hanesbrands, Inc.	282,336	1,795,657
NIKE, Inc., Class B	976,896	114,306,601
PVH Corp.	50,018	3,530,771
Ralph Lauren Corp., Class A	31,520	3,330,718
Skechers U.S.A., Inc., Class A(a)	102,893	4,316,361
Tapestry, Inc.	188,207	7,166,923
Under Armour, Inc., Class A(a)	144,684	1,469,989
Under Armour, Inc., Class C, NVS(a)	151,085	1,347,678
VF Corp.	258,023	7,124,015
		154,930,425
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	85,952	3,341,814
MGIC Investment Corp.	225,110	2,926,430
New York Community Bancorp, Inc., Class A	536,076	4,610,253
		10,878,497
Tobacco — 0.7%
Altria Group, Inc.	666,286	30,455,933
Philip Morris International, Inc.	553,579	56,027,731
		86,483,664
Trading Companies & Distributors — 0.3%
Fastenal Co.	226,626	10,723,942
GATX Corp.(b)	12,973	1,379,549
MSC Industrial Direct Co., Inc., Class A	18,104	1,479,097
United Rentals, Inc.(a)	53,689	19,082,144
Univar Solutions, Inc.(a)	125,131	3,979,166
		36,643,898
Water Utilities — 0.2%
American Water Works Co., Inc.	140,839	21,466,680
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	148,023	20,723,220
Total Long-Term Investments — 99.7% (Cost: $12,598,309,860)		12,729,034,470

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(e)(f)	159,267,282	$ 159,315,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(e)	22,260,828	22,260,828
Total Short-Term Securities — 1.4% (Cost: $181,528,011)		181,575,890
Total Investments — 101.1% (Cost: $12,779,837,871)		12,910,610,360
Liabilities in Excess of Other Assets — (1.1)%		(140,186,393)
Net Assets — 100.0%		$ 12,770,423,967
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 70,219,115	$ 89,045,752(a)	$ —	$ 20,121	$ 30,074	$ 159,315,062	159,267,282	$ 175,476(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	22,420,000	—	(159,172)(a)	—	—	22,260,828	22,260,828	362,255	25
BlackRock, Inc.	31,448,652	53,780,070	(1,500,601)	268,264	(1,562,166)	82,434,219	116,329	654,100	—
				$ 288,385	$ (1,532,092)	$ 264,010,109		$ 1,191,831	$ 25
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	149	03/17/23	$ 28,764	$ (70,288)
S&P MidCap 400 E-Mini Index	41	03/17/23	10,015	83,234
				$ 12,946

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,729,034,470	$ —	$ —	$ 12,729,034,470
Short-Term Securities
Money Market Funds	181,575,890	—	—	181,575,890
	$ 12,910,610,360	$ —	$ —	$ 12,910,610,360
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ 12,946	$ —	$ —	$ 12,946
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s